Schedule of Investments

January 31, 2023 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Common Stock (99.4%)
Aerospace & Defense (1.6%)
Curtiss-Wright	30,400	$5,040
Huntington Ingalls Industries	20,300	4,477
Lockheed Martin	17,800	8,246
Textron	88,400	6,440

		24,203

Agricultural Products (0.5%)
Ingredion	69,800	7,175

Air Freight & Logistics (0.9%)
FedEx	69,900	13,551

Aircraft (0.7%)
Delta Air Lines*	133,800	5,232
United Airlines Holdings*	106,500	5,214

		10,446

Apparel Retail (0.6%)
Foot Locker	204,400	8,893

Apparel, Accessories & Luxury Goods (0.4%)
Carter’s	79,100	6,595

Asset Management & Custody Banks (3.0%)
Ameriprise Financial	37,900	13,269
Bank of New York Mellon	338,400	17,113
State Street	170,700	15,590

		45,972

Automotive (2.8%)
American Axle & Manufacturing Holdings*	755,300	6,699
BorgWarner	154,200	7,291
Ford Motor	825,900	11,158
General Motors	323,600	12,724
Goodyear Tire & Rubber*	486,300	5,471

		43,343

Automotive Retail (0.5%)
Group 1 Automotive	36,000	7,699

Banks (5.3%)
Bank of America	155,000	5,499
BankUnited	74,000	2,785
Citizens Financial Group	237,600	10,293
Fifth Third Bancorp	153,100	5,556
Huntington Bancshares	367,400	5,574
KeyCorp	313,200	6,010
Popular	68,600	4,709
Regions Financial	651,100	15,327
Wells Fargo	427,500	20,037
Zions Bancorp	104,000	5,529

		81,319

LSV Value Equity Fund

	Shares	Value (000)
Biotechnology (3.6%)
Amgen	72,000	$18,173
Biogen*	18,400	5,353
Gilead Sciences	320,300	26,886
United Therapeutics*	19,100	5,026

		55,438

Broadcasting (0.4%)
Fox	164,500	5,583

Building & Construction (1.8%)
Owens Corning	101,000	9,762
PulteGroup	174,600	9,933
TRI Pointe Homes*	326,100	7,203

		26,898

Chemicals (2.7%)
Chemours	157,900	5,746
Dow	91,000	5,401
Eastman Chemical	91,700	8,085
Huntsman	302,300	9,580
Ingevity*	87,600	7,222
LyondellBasell Industries, Cl A	57,100	5,521

		41,555

Commercial Printing (0.2%)
Deluxe	165,400	3,306

Commercial Services (0.3%)
Western Union	366,100	5,188

Commodity Chemicals (0.2%)
Trinseo	109,300	3,033

Computer & Electronics Retail (0.8%)
Best Buy	99,400	8,819
Rent-A-Center, Cl A	120,400	3,237

		12,056

Computers & Services (3.5%)
Amdocs	91,400	8,403
DXC Technology*	207,400	5,959
eBay	116,200	5,752
Hewlett Packard Enterprise	625,500	10,089
HP	464,000	13,521
Oracle	62,300	5,511
Xerox Holdings	290,800	4,763

		53,998

Construction & Engineering (0.5%)
EMCOR Group	53,200	7,887

Consumer Finance (0.3%)
OneMain Holdings, Cl A	90,700	3,913

Schedule of Investments

January 31, 2023 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Drug Retail (0.5%)
Walgreens Boots Alliance	217,700	$8,024

Electric Utilities (0.7%)
NRG Energy	293,800	10,054

Electrical Components & Equipment (0.3%)
Energizer Holdings	124,000	4,600

Electrical Services (0.5%)
Vistra	304,600	7,024

Financial Services (4.8%)
Ally Financial	282,100	9,166
Capital One Financial	64,600	7,687
Citigroup	436,100	22,773
Discover Financial Services	57,800	6,747
Goldman Sachs Group	31,500	11,523
Lazard, Cl A	166,800	6,685
Navient	486,000	9,220

		73,801

Food, Beverage & Tobacco (2.6%)
Altria Group	107,200	4,828
Conagra Brands	194,600	7,237
JM Smucker	38,800	5,929
Molson Coors Beverage, Cl B	321,300	16,894
Tyson Foods, Cl A	81,100	5,332

		40,220

Forest Products (0.4%)
Louisiana-Pacific	83,200	5,665

Gas/Natural Gas (0.3%)
UGI	132,400	5,273

General Merchandise Stores (0.1%)
Big Lots	118,415	1,937

Health Care Distributors (1.5%)
Cardinal Health	106,100	8,196
McKesson	41,000	15,526

		23,722

Health Care Facilities (1.2%)
HCA Healthcare	32,200	8,213
Select Medical Holdings	183,700	5,340
Universal Health Services, Cl B	37,700	5,588

		19,141

Health Care Services (2.4%)
Cigna	51,300	16,245
CVS Health	171,600	15,139

LSV Value Equity Fund

	Shares	Value (000)
Health Care Services (continued)
DaVita*	64,800	$5,339

		36,723

Hotel & Resort REITs (0.2%)
Service Properties Trust	262,429	2,338

Household Products, Furniture & Fixtures (0.8%)
Whirlpool	74,400	11,576

Human Resource & Employment Services (0.5%)
ManpowerGroup	92,400	8,054

Industrial Machinery (1.3%)
Hillenbrand	118,300	5,544
Mueller Industries	102,200	6,699
Snap-on	30,400	7,561

		19,804

Insurance (5.2%)
Aflac	142,500	10,474
American Financial Group	37,500	5,347
American International Group	191,300	12,094
CNO Financial Group	278,100	7,164
Hartford Financial Services Group	160,800	12,480
Lincoln National	141,000	4,995
MetLife	133,800	9,770
MGIC Investment	484,200	6,837
Principal Financial Group	54,100	5,007
Voya Financial	82,800	5,777

		79,945

Interactive Media & Services (0.6%)
Meta Platforms, Cl A*	59,800	8,908

Investment Banking & Brokerage (0.9%)
Jefferies Financial Group	223,000	8,759
Morgan Stanley	54,700	5,324

		14,083

IT Consulting & Other Services (0.4%)
International Business Machines	49,600	6,683

Leasing & Renting (0.7%)
Triton International	161,900	11,437

Machinery (2.7%)
AGCO	91,100	12,584
Allison Transmission Holdings	278,100	12,537
Cummins	64,100	15,995

		41,116

Schedule of Investments

January 31, 2023 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Media & Entertainment (1.4%)
Comcast, Cl A	490,000	$19,282
TEGNA	112,950	2,251

		21,533

Metal & Glass Containers (1.3%)
Berry Global Group	152,200	9,395
O-I Glass, Cl I*	276,700	5,327
Silgan Holdings	89,500	4,823

		19,545

Mortgage REITs (0.3%)
Annaly Capital Management	211,125	4,955

Motorcycle Manufacturers (0.7%)
Harley-Davidson	229,000	10,541

Movies & Entertainment (0.3%)
Warner Bros Discovery*	281,407	4,170

Office REITs (0.7%)
Highwoods Properties	149,300	4,534
Office Properties Income Trust	132,500	2,274
Piedmont Office Realty Trust, Cl A	376,265	3,988

		10,796

Oil & Gas Exploration & Production (0.9%)
APA	314,700	13,951
Vitesse Energy*	26,245	419

		14,370

Oil & Gas Refining & Marketing (0.7%)
HF Sinclair	182,300	10,373

Packaged Foods & Meats (0.6%)
Kraft Heinz	214,700	8,702

Paper Packaging (0.9%)
International Paper	140,600	5,880
Westrock	217,800	8,546

		14,426

Petroleum & Fuel Products (5.7%)
ExxonMobil	362,300	42,030
Marathon Oil	556,100	15,276
Marathon Petroleum	97,100	12,479
Phillips 66	98,540	9,881
Valero Energy	57,500	8,052

		87,718

Pharmaceuticals (7.9%)
AbbVie	34,600	5,112
Bristol-Myers Squibb	375,200	27,258
Jazz Pharmaceuticals*	64,400	10,089

LSV Value Equity Fund

	Shares	Value (000)
Pharmaceuticals (continued)
Merck	355,100	$38,141
Organon	134,600	4,056
Pfizer	662,100	29,239
Viatris, Cl W*	517,700	6,295

		120,190

Property & Casualty Insurance (0.5%)
First American Financial	118,800	7,350

Real Estate (0.2%)
Host Hotels & Resorts	159,300	3,003

Reinsurance (0.3%)
Everest Re Group	15,000	5,245

Retail (2.2%)
Dick’s Sporting Goods	42,800	5,596
Kohl’s	147,600	4,778
Kroger	374,200	16,701
Macy’s	266,500	6,297

		33,372

Retail REITs (0.4%)
Simon Property Group	48,300	6,205

Semiconductors (0.4%)
Qorvo*	52,100	5,661

Semi-Conductors/Instruments (4.0%)
Amkor Technology	387,000	11,323
Applied Materials	45,100	5,028
Diodes*	71,600	6,386
Intel	846,400	23,919
QUALCOMM	53,800	7,167
Vishay Intertechnology	334,500	7,657

		61,480

Specialized Consumer Services (0.7%)
H&R Block	258,100	10,061

Specialty Stores (0.5%)
Office Depot*	149,300	7,704

Steel & Steel Works (1.9%)
Reliance Steel & Aluminum	63,900	14,534
Steel Dynamics	116,800	14,091

		28,625

Systems Software (0.3%)
VMware, Cl A*	34,300	4,201

Technology Distributors (0.8%)
Arrow Electronics*	102,200	12,007

Schedule of Investments

January 31, 2023 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)

Technology Hardware, Storage & Peripherals (0.9%)
Dell Technologies, Cl C	186,200	$7,563
Seagate Technology Holdings	88,500	5,999

		13,562

Telephones & Telecommunications (4.1%)
AT&T	1,297,800	26,436
Cisco Systems	386,200	18,797
Verizon Communications	415,400	17,268

		62,501

Thrifts & Mortgage Finance (0.4%)
Radian Group	302,800	6,692

Trucking (1.2%)
Ryder System	106,200	10,026
Werner Enterprises	172,900	8,121

		18,147

TOTAL COMMON STOCK (Cost $1,338,526)		1,521,314

	Face Amount (000)
Repurchase Agreement (0.4%)
South Street Securities 3.990%, dated 01/31/2023, to be repurchased on 02/01/2023, repurchase price $6,334 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $4,444, 0.000% - 4.125%, 04/30/2023 - 05/15/2041; total market value $6,460)	$6,333	6,333

TOTAL REPURCHASE AGREEMENT (Cost $6,333)		6,333

Total Investments – 99.8% (Cost $1,344,859)		$1,527,647

Percentages are based on Net Assets of $1,530,525 (000).

*	Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

LSV-QH-001-3900

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